Investments Accounted for Using the Equity Method and Put Right Liabilities - Summary of Group Long term Investment Measured Under Equity method (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating Data [Abstract]
Investments in affiliates	¥ 352,106	$ 55,253	¥ 664,832
Balance Sheet Data [Abstract]
Current assets	4,781,718	750,356	5,343,664
Current liabilities	624,004	$ 97,920	576,125
Imab Hangzhou [Member]
Operating Data [Abstract]
Investments in affiliates	346,247		664,832
Long Term Investment under Equity Method [Member] | Imab Hangzhou [Member]
Balance Sheet Data [Abstract]
Current assets	602,047		923,010
Non-current assets	1,207,132		810,623
Current liabilities	168,763		31,519
Non-current liabilities	176,436		10,933
Non-controlling interests	0		0
Long Term Investment under Equity Method [Member] | Other Equity Investment [Member]
Balance Sheet Data [Abstract]
Current assets	20,037
Non-current assets	40,000
Current liabilities	50
Non-current liabilities	0
Non-controlling interests	0
Revenue [Member] | Long Term Investment under Equity Method [Member] | Imab Hangzhou [Member]
Operating Data [Abstract]
Investments in affiliates	5,660		271
Revenue [Member] | Long Term Investment under Equity Method [Member] | Other Equity Investment [Member]
Operating Data [Abstract]
Investments in affiliates	0
Loss from Operation [Member] | Long Term Investment under Equity Method [Member] | Imab Hangzhou [Member]
Operating Data [Abstract]
Investments in affiliates	(295,186)		(85,945)
Loss from Operation [Member] | Long Term Investment under Equity Method [Member] | Other Equity Investment [Member]
Operating Data [Abstract]
Investments in affiliates	(3,513)
Net Income Loss [Member] | Long Term Investment under Equity Method [Member] | Imab Hangzhou [Member]
Operating Data [Abstract]
Investments in affiliates	(290,586)		¥ (85,945)
Net Income Loss [Member] | Long Term Investment under Equity Method [Member] | Other Equity Investment [Member]
Operating Data [Abstract]
Investments in affiliates	¥ (3,513)